CONCENTRATION OF CREDIT RISK (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
CONCENTRATION OF CREDIT RISK
Allowance for doubtful accounts receivable	€ 0.2	€ 0.7